Receivables, Prepayments and Other Assets	3 Months Ended
Mar. 31, 2025
Trade and other current receivables [abstract]
Receivables, Prepayments and Other Assets	Receivables, Prepayments and Other Assets

	March 31, 2025	December 31, 2024
Current:
Trade receivables, other than related parties	$814	$906
Other receivables	369	307
Unbilled accounts receivable(1)	54	38
Receivables from government grants	160	133
Other current financial assets and other	18	22
Total	$1,415	$1,406
Non-current:
Advances to suppliers	$171	$180
Receivables from government grants	148	124
Other	53	47
Total	$372	$351
(1) Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or rendering services.
The following table summarizes the activity in the Company’s unbilled accounts receivable for the three months ended March 31, 2025 and for the twelve months ended December 31, 2024, respectively:

	March 31, 2025	December 31, 2024
Balance, beginning of period	$38	$33
Revenue recognized during the period	49	118
Amounts invoiced	(33)	(113)
Balance, end of period	$54	$38